Segments, Customers and Geographic Information (Narrative) (Details) - Segment	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Concentration Risk [Line Items]
Number of reportable segments	1
Sales Revenue Goods Net [Member] | Customers [Member] | United States [Member] | Geographic Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	94.00%	87.00%	72.00%
Sales Revenue Goods Net [Member] | Affiliate Companies [Member]
Concentration Risk [Line Items]
Percentage of total revenues	18.10%	12.40%	11.40%
Sales Revenue Goods Net [Member] | Affiliate Companies [Member] | Customers [Member]
Concentration Risk [Line Items]
Percentage of total revenues			18.80%
Sales Revenue Goods Net [Member] | Affiliate Companies [Member] | Customer One [Member]
Concentration Risk [Line Items]
Percentage of total revenues	28.90%	22.80%
Sales Revenue Goods Net [Member] | Affiliate Companies [Member] | Customer two [Member]
Concentration Risk [Line Items]
Percentage of total revenues	8.50%	12.40%